GS Mortgage-Backed Securities Trust 2021-PJ2 ABS-15G

Exhibit 99.3 - Schedule 4

LOANID	GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	EXCEPTION STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
	XXXX	XXXX	XXXX	XXXX	Credit	Credit	Debts Not verified on credit report	The following AUS/Loan Approval Condition was not documented in the loan file: The subject loan was approved as the refinance of a primary residence with a subordinated HELOC balance modified to XXXX. AUS approval condition number 6 required verification of the terms of the subordinate financing which was not provided in the loan file submitted for review.		Documentation provided is sufficient. (Resolved)	Resolved	XXXX		1			XXXX	XXXX	Owner Occupied	Cash Out: Other/Multipurpose/Unknown purpose
	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	TRID CD- Section B incorrect payee	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.			Acknowledged	XXXX		2			XXXX	XXXX	Owner Occupied	Cash Out: Other/Multipurpose/Unknown purpose
	XXXX	XXXX	XXXX	XXXX	Valuation	Valuation	Value is supported within 10% of original appraisal amount	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.			Resolved	XXXX		1			XXXX	XXXX	Owner Occupied	Cash Out: Other/Multipurpose/Unknown purpose
	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	The loan failed the Initial Closing Disclosure delivery date test due to the following: Without evidence of receipt, it is assumed that the disclosure dated XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.		The documentation provided is not sufficient to cure the finding. The Initial CD receipt date was not provided. Please provide the Initial CD as well as the evidence of receipt reflecting the borrower received the Initial CD three business days prior to the consummation date of XXXX. (Upheld)The documentation provided is sufficient to cure the finding. (Resolved)	Resolved	XXXX		1			XXXX	XXXX	Owner Occupied	Cash Out: Debt Consolidation- Proceeds used to pay
	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount	he file contains a signed/certified ALTA statement dated XXXX. The statement does not match the revised CD issued on XXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received XXXX at consummation; however, per the ALTA statement, the consumer received XXXX. The fees appear to be in the following sections: Section C and payoff section. The fees are not subject to tolerance.		The documentation provided is sufficient to cure the finding. (Resolved)	Resolved	XXXX		1			XXXX	XXXX	Owner Occupied	Cash Out: Debt Consolidation- Proceeds used to pay
	XXXX	XXXX	XXXX	XXXX	Valuation	Valuation	Value is supported within 10% of original appraisal amount	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.			Cleared	XXXX		1			XXXX	XXXX	Owner Occupied	Cash Out: Debt Consolidation- Proceeds used to pay
	XXXX	XXXX	XXXX	XXXX	Credit	Credit	The loan meets all applicable credit guidelines	The loan meets all applicable credit guidelines.			Cleared	XXXX		1			XXXX	XXXX	Owner Occupied	Cash Out: Debt Consolidation- Proceeds used to pay